Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment
7	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	Land	Leasehold and land improve- ments	Buildings	Machinery and Equipment	Construction in process	Total
Year ended December 31, 2017
Opening net book value	$11,864	$1,692	$50,517	$31,767	$295	$96,135
Additions/transfers	—	—	(416)	789	1,412	1,785
Additions-Capital Lease	—	—	—	191	—	191
Placed in service	—	—	—	1,071	(1,164)	(93)
Disposals	(2,752)	—	(5,524)	(4,694)	(75)	(13,045)
Accum deprec on disposal	—	—	1,601	2,521	—	4,122
Depreciation expense	—	(95)	(2,858)	(4,633)	—	(7,586)
Foreign currency translation adjustment	—	—	24	221	—	245

Closing net book value	$9,112	$1,597	$43,344	$27,233	$468	$81,754

At December 31, 2017
Cost	$9,112	$3,820	$77,029	$63,237	$468	$153,666
Accumulated depreciation	—	(2,223)	(33,685)	(36,004)	—	(71,912)

Net book value	$9,112	$1,597	$43,344	$27,233	$468	$81,754

Year ended December 31, 2018
Opening net book value	$9,112	$1,597	$43,344	$27,233	$468	$81,754
Additions/transfers	—	—		3,012	3,116	6,128
Placed in service	—	—	—		(3,035)	(3,035)
Disposals	(65)	—	—	(565)	—	(630)
Accum deprec on disposal	—	—	—	565	—	565
Depreciation expense	—	(85)	(2,604)	(4,338)	—	(7,027)
Foreign currency translation adjustment	—	—	(26)	(253)	3	(276)

Closing net book value	$9,047	$1,512	$40,714	$25,654	$552	$77,479

At December 31, 2018
Cost	$9,047	$3,820	$77,003	$65,996	$552	$156,418
Accumulated depreciation	—	(2,308)	(36,289)	(40,342)	—	(78,939)

Net book value	$9,047	$1,512	$40,714	$25,654	$552	$77,479

Depreciation related to the greenhouse facilities and equipment is expensed in cost of sales. Land is the only item of property, plant and equipment that is stated at fair values. As at December 31, 2017, land, greenhouse buildings, and greenhouse equipment at Delta 3 were contributed as the Company’s investment in the joint venture transaction (note 8). The revaluation surplus related to Delta 3 of $1.8 million, net of taxes, that was previously recorded as a component of equity, was reclassified and included as part of the gain on disposal of assets recorded in the consolidated statements of (loss) income .